Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Shares repurchased (in shares)	5,701	14,225	80,636
Cost	$ 18,122	$ 40,150	$ 379,675